COMMITMENTS, CONTINGENCIES AND LITIGATION -Capital Leases (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016	$ 13,176
2017	12,376
2018	11,900
2019	10,085
2020	7,187
Thereafter	27,682
Remaining capital lease payments	82,406
Less: amounts representing imputed interest	(25,293)
Present value of minimum lease payments	57,113
Less: current portion	(8,421)
Capital lease obligations	$ 48,692	$ 52,686